Inventory (Details) - Schedule of Inventory ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Inventory [Line Items]
Less: inventory impairment	¥ (180)	$ (26)
Inventory, Net	5,457	791	13,447
Raw materials [Member]
Inventory [Line Items]
Inventory, gross	1,793	260	1,851
Low Value Consumables [Member]
Inventory [Line Items]
Inventory, gross	41	6	41
Finished Goods [Member]
Inventory [Line Items]
Inventory, gross	¥ 3,803	$ 551	¥ 11,555